Common share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common share capital
Schedule of Class A Common Shares issued

	Common Shares
	Number	Amount
Balance, December 31, 2024	1,316,702	$2,407
Shares issued on exercise of options	13,518	8
Rights Offering share organization	11,960,583	148,122
Transfer of historical share issuance costs due to share reorganization	—	(4,024)
Rights Offering deemed dividends	—	11
Balance, December 31, 2025	13,290,803	146,525
Shares issued on exercise of options	33,805	84
Shares issued in connection with PIPE financing	3,500,000	26,306
Balance, June 30, 2026	16,824,608	$172,915

	Class A Common Shares
	Number	Amount
Balance, January 1, 2024	1,302,453	$2,364
Shares issued on exercise of options	14,249	43
Balance, December 31, 2024	1,316,702	2,407
Shares issued on exercise of options	13,518	8
Rights Offering Share Organization	11,960,583	148,122
Transfer of historical share issuance costs due to share reorganization	—	4,024
Rights Offering Deemed Dividends	11
Balance, December 31, 2025	13,290,803	$146,525
(1)	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See Note 12 for details.